Amounts Receivable and Prepaid Expenses - Schedule of Amounts Receivable and Prepaid Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amounts Receivable and Prepaid Expenses [Abstract]
HST	$ 1,312	$ 4,493
Prepaid expenses and other receivables	1,616	3,270
Total	$ 2,928	$ 7,763